CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2021
Features Of Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

7. CONVERTIBLE PREFERRED STOCK

Series A Convertible Preferred Stock

On January 10, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (“Series A Purchase Agreement”), pursuant to which it could raise up to approximately $218.0 million through the issuance of up to 234,257,469 Series A shares, excluding the issuance of shares of Series A upon conversion of the October 2019 Notes, par value $0.0001 per share, for $0.9306 per share (“Series A Original Issue Price”).

In January, February, June and July 2020 (the “Initial Closings”), the Company sold a total of 126,262,623 shares of its Series A for gross proceeds of $117.5 million, excluding the shares of Series A issued upon conversion of the October 2019 Notes.

Based upon the terms of the Series A Purchase Agreement, the investors that participated in the Initial Closings were obligated to purchase an additional 107,994,846 shares of Series A for aggregate proceeds of $100.5 million within 15 business days of a written notice from either (i) 55% of the holders then-outstanding, or (ii) the Company on or after June 1, 2020 (the “Second Closing”). The Company provided notice to investors that it would like to close the Second Closing in September 2020. Upon completion of the Second Closing, the Company issued the additional 107,994,846 shares of Series A at the Series A Original Issue Price.

Series B Convertible Preferred Stock

On November 2, 2020 (the “Series B Original Issue Date”), the Company entered into a Preferred Stock Purchase Agreement, as further amended on November 18, 2020 (“Series B Purchase Agreement”), pursuant to which it immediately issued 98,654,203 shares of Series B convertible preferred stock (“Series B”) (the “Series B Initial Closing”) at a purchase price of $2.7419 per share (the “Series B Original Issue Price”).

Based upon the terms of the Series B Purchase Agreement, after the Series B Initial Closing, the Company could sell, in one or more additional closings, 191,473,066 additional shares of Series B to one or more purchasers who are existing stockholders of the Company or are mutually acceptable to the Company and its board of directors, provided that (a) such subsequent closings were consummated prior to March 31, 2021, (b) each such additional purchaser became a party to the transaction agreements, and (c) the Company could not sell and issue more than 191,473,066 shares in aggregate in all closings under the Series B Purchase Agreement (“Series B Additional Closings”). During the year ended December 31, 2020, the Company issued a total of 181,261,150 shares of Series B for aggregate proceeds of $497.0 million in the Series B Initial Closing and through Series B Additional Closings.

On January 28, 2021, the Company further amended the Series B Purchase Agreement to increase the number of shares of Series B that could be issued under the agreement from 191,473,066 to 207,885,043. In January and February 2021, the Company issued an additional 26,133,332 additional shares of Series B at the Series B Original Issued Price for aggregate proceeds of $71.7 million.

Conversion of Convertible Preferred Stock

Pursuant to the terms of the Merger Agreement, upon the Closing Date, each share of Legacy EQRx convertible preferred stock issued and outstanding immediately prior to the Closing Date was converted into shares of the combined company’s common stock using an exchange ratio of 0.627. A retroactive adjustment has been applied to all periods presented to reflect the Business Combination and reverse recapitalization as discussed further in note 3 and note 9.